Accumulated Other Comprehensive Income	12 Months Ended
May 31, 2011
Components Of Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Components Of Accumulated Other Comprehensive Income Loss Net Of Tax [Text Block]

8. ACCUMULATED OTHER COMPREHENSIVE INCOME

Components of accumulated other comprehensive income are as follows:

	Balance		Balance		Balance		Balance
	May 31,	2009	May 31,	2010	May 31,	2011	May 31,
(in millions)	2008	Change	2009	Change	2010	Change	2011
Cumulative foreign currency
translation adjustment, net of tax
of $55.5 million in 2011	$766.8	$(480.0)	$286.8	$97.1	$383.9	$384.8	$768.7
Net actuarial gain (loss) and prior service cost,
net of tax of $26.9 million in 2011	23.8	(52.0)	(28.2)	(66.3)	(94.5)	36.0	(58.5)
Accumulated other comprehensive income	$790.6	$(532.0)	$258.6	$30.8	$289.4	$420.8	$710.2